Receivables, net and Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Receivables, net and Contract assets and liabilities
Receivables, net	December 31, ($ in millions) 2021 2020 Trade receivables 6,206 6,417 Other receivables 684 760 Allowance (339) (357) Total 6,551 6,820
Reconciliation of changes in allowance for doubtful accounts
($ in millions) 2021 2020 2019
Balance at January 1, 357 228 219
Transition adjustment — 56 —
Current-period provision for expected credit losses 33 115 31
Write-offs charged against the allowance (37) (42) (19)
Exchange rate differences

(14) — (3)
Balance at December 31, 339 357 228

Information about contract assets and contract liabilities	($ in millions) 2021 2020 2019 Contract assets 990 985 1,025 Contract liabilities 1,894 1,903 1,719
Significant changes in contract assets and contract liabilities
2021 2020
Contract Contract Contract Contract
($ in millions) assets liabilities assets liabilities
Revenue recognized, which was included in the Contract liabilities balance at January 1, 2021/2020 (1,086) (1,011)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period 1,136 1,129
Receivables recognized that were included in the Contract assets balance at January 1, 2021/2020 (566) (680)